Right-of-use assets and leases liabilities - Lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets and leases liabilities
Lease liabilities, beginning of period	$ 25,391,757	$ 14,272,222
Additions to lease liability	7,151,944	14,622,828
Interest expense on lease liabilities	2,746,717	1,816,464
Payments of lease liabilities	(7,377,545)	(5,319,757)
Lease liabilities, end of period	27,912,873	25,391,757
Less current portion of lease liabilities	5,169,478	4,707,853
Long term portion of lease liabilities	$ 22,743,395	$ 20,683,904